Goodwill and Intangible Assets - Goodwill Balances and Adjustments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) acquisition	Dec. 31, 2017 USD ($) business	Dec. 31, 2016 USD ($) business
Total Goodwill
Beginning balance	$ 4,339	$ 4,059
Goodwill Acquired	1,981	276
Adjustments	(36)	4
Ending balance	$ 6,284	$ 4,339	$ 4,059
Number of businesses acquired	4	2	0